Taxes Receivable	12 Months Ended
Apr. 30, 2023
Disclosure Of Taxes Recoverable [Abstract]
Taxes Receivable [Text Block]

6. Taxes Receivable

	April 30, 2023	April 30, 2022
	$	$
Goods and Service Tax (GST) recoverable	84,648	103,785
Mexican Value Added Tax (IVA) recoverable*	17,413,877	13,006,992
Total	17,498,525	13,110,777

* Mexican IVA is net of provision of MXD 5,868,290 (2022- MXD 5,868,290).